Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The table below reflects Compensation Actually Paid to the Company’s “CEO” and average Compensation Actually Paid to Non-CEO NEOs during 2019 through 2023. In addition, the table compares the Company’s Total Shareholder Return (“TSR”) against peer group TSR using S&P 500 Industrials (sector comparison). For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “EXECUTIVE COMPENSATION — Compensation Discussion and Analysis” above.
	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Value of Initial Fixed $100 Investment Based On(2):		Net Income ($ millions)(4)	Adjusted EBITDA ($ millions) (4)(5)
Year					Generac TSR ($)	S&P 500 Industrials (Sector) TSR ($)(3)
2023	7,084,966	9,840,895	1,771,205	2,107,955	259.87	194.31	217.1	637.9
2022	6,807,676	(19,884,139)	1,613,648	(2,501,201)	202.43	164.49	408.9	825.4
2021	7,519,812	45,045,143	2,178,594	10,308,753	707.81	174.02	556.6	861.4
2020	6,961,596	50,563,134	1,748,639	11,189,642	457.44	143.68	347.2	583.8
2019	6,050,937	28,371,014	1,597,189	6,346,729	202.37	129.37	252.3	454.1

(1)
Amounts represent Summary Compensation Table (“SCT”) total compensation and compensation “actually paid” (“CAP”) to our primary executive officer (our CEO), and the average SCT compensation and CAP to our remaining NEOs for the relevant fiscal year. Our NEOs include the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2023	Aaron P Jagdfeld	Kyle Raabe, York Ragen, Norm Taffe, and Erik Wilde
2022	Aaron P Jagdfeld	Patrick Forsythe, York Ragen, Norm Taffe, and Erik Wilde
2021	Aaron P Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
2020	Aaron P Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
2019	Aaron P Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
CAP represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as set forth below. None of our NEOs participate in a pension plan; therefore, no adjustments from the SCT total related to pension value are needed.
	2023
Adjustments	CEO		Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	-$	6,000,223	-$	1,147,973
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End		$6,469,857		$1,240,012
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date		$0		$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End		$307,999		$33,250
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date		$1,978,296		$211,461
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End		$0		$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date		$0		$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY		$0		$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans		$0		$0
TOTAL ADJUSTMENTS		$2,755,929		$336,750

(2)
Our peer group is the S&P 500 Industrials (Sector) Index, which is the industry index used to show our performance in our Form 10-K.

(3)
TSR is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2018 through and including the end of each fiscal year reported in the table.

(4)
Net income and Adjusted EBITDA as reported in the Pay Versus Performance Table are before adjusting for non-controlling interests.

(5)
Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP for fiscal 2023 to performance, is Adjusted EBITDA, which is a Non-GAAP measure that excludes the impact of acquisitions. A reconciliation of Adjusted EBITDA to net income can be found in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent Summary Compensation Table (“SCT”) total compensation and compensation “actually paid” (“CAP”) to our primary executive officer (our CEO), and the average SCT compensation and CAP to our remaining NEOs for the relevant fiscal year. Our NEOs include the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2023	Aaron P Jagdfeld	Kyle Raabe, York Ragen, Norm Taffe, and Erik Wilde
2022	Aaron P Jagdfeld	Patrick Forsythe, York Ragen, Norm Taffe, and Erik Wilde
2021	Aaron P Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
2020	Aaron P Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
2019	Aaron P Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde

Peer Group Issuers, Footnote	(2) Our peer group is the S&P 500 Industrials (Sector) Index, which is the industry index used to show our performance in our Form 10-K.
PEO Total Compensation Amount	$ 7,084,966	$ 6,807,676	$ 7,519,812	$ 6,961,596	$ 6,050,937
PEO Actually Paid Compensation Amount	$ 9,840,895	(19,884,139)	45,045,143	50,563,134	28,371,014
Adjustment To PEO Compensation, Footnote
CAP represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as set forth below. None of our NEOs participate in a pension plan; therefore, no adjustments from the SCT total related to pension value are needed.
	2023
Adjustments	CEO		Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	-$	6,000,223	-$	1,147,973
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End		$6,469,857		$1,240,012
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date		$0		$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End		$307,999		$33,250
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date		$1,978,296		$211,461
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End		$0		$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date		$0		$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY		$0		$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans		$0		$0
TOTAL ADJUSTMENTS		$2,755,929		$336,750

Non-PEO NEO Average Total Compensation Amount	$ 1,771,205	1,613,648	2,178,594	1,748,639	1,597,189
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,107,955	(2,501,201)	10,308,753	11,189,642	6,346,729
Adjustment to Non-PEO NEO Compensation Footnote
CAP represents the “Total” compensation reported in the SCT for the applicable fiscal year, adjusted as set forth below. None of our NEOs participate in a pension plan; therefore, no adjustments from the SCT total related to pension value are needed.
	2023
Adjustments	CEO		Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	-$	6,000,223	-$	1,147,973
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End		$6,469,857		$1,240,012
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date		$0		$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End		$307,999		$33,250
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date		$1,978,296		$211,461
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End		$0		$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date		$0		$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY		$0		$0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans		$0		$0
TOTAL ADJUSTMENTS		$2,755,929		$336,750

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:
Financial Performance Measures Linked to the Compensation of Named Executive Officers
Adjusted EBITDA
Primary Working Capital (“PWC”) as a Percent of Net Sales
Annual Revenue Growth Rate (“CAGR”)
Adjusted EBITDA Margin Percentage
Free Cash Flow (“FCF”)
The Compensation Discussion and Analysis provides a further description of how these metrics are defined and used in the Company’s executive compensation program.

Total Shareholder Return Amount	$ 259.87	202.43	707.81	457.44	202.37
Peer Group Total Shareholder Return Amount	194.31	164.49	174.02	143.68	129.37
Net Income (Loss)	$ 217,100,000	$ 408,900,000	$ 556,600,000	$ 347,200,000	$ 252,300,000
Company Selected Measure Amount	637.9	825.4	861.4	583.8	454.1
PEO Name	Aaron P Jagdfeld
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP for fiscal 2023 to performance, is Adjusted EBITDA, which is a Non-GAAP measure that excludes the impact of acquisitions. A reconciliation of Adjusted EBITDA to net income can be found in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	Primary Working Capital (“PWC”) as a Percent of Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Annual Revenue Growth Rate (“CAGR”)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin Percentage
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow (“FCF”)
PEO | Total Net Adjustments For Equity Awards And Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,755,929
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,000,223)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,469,857
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	307,999
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,978,296
PEO | Equity Awards Adjustments Of Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Incremental Fair Value of Options/SARs Modified during Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Net Adjustments For Equity Awards And Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	336,750
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,147,973)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,240,012
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,250
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	211,461
Non-PEO NEO | Equity Awards Adjustments Of Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified during Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0